Summary prospectus

Delaware Fund for Income

Nasdaq ticker symbols
Class A	FIFIX
Institutional Class	FIFKX
Class R6	FIFLX

October 4, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/literature. You can also get this information at no cost by calling 800 523-1918. The Fund’s statutory prospectus and statement of additional information, both dated Oct. 4, 2019 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Fund for Income

What is the Fund’s investment objective?

Delaware Fund for Income seeks high current income.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.65%		0.65%		0.65%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.25%		0.25%		0.11%	[1]
Total annual fund operating expenses	1.15%		0.90%		0.76%
Fee waivers and expense reimbursements	(0.00%)	[2]	(0.00%)	[2]	(0.00%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%		0.90%		0.76%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18%, 1.03% and 0.80% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$562	$92	$78
3 years	$799	$287	$243
5 years	$1,054	$498	$422
10 years	$1,785	$1,108	$942

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 67% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard and Poor’s as well as unrated bonds that are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”). While the Fund does not impose any maturity or duration limits on its investments, the Manager expects that the majority of the Fund's investments will be in bonds maturing in 10 years or less.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager

Summary prospectus
Delaware Fund for Income

may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws. Floating rate loans which reference the London interbank offered rate (LIBOR) may be adversely affected by potential changes related to the use of LIBOR. While some floating rate loans may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such “fallback provisions” and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of floating rate loans which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Fund for Income performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Fund For Income (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Summary prospectus
Delaware Fund for Income

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 8.90%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.60% for the quarter ended June 30, 2009, and its lowest quarterly return was -5.16% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-6.43%	1.62%	7.73%	—
Class A return after taxes on distributions	-8.39%	-0.58%	5.24%	—
Class A return after taxes on distributions and sale of Fund shares	-3.78%	0.10%	4.98%	—
Institutional Class return before taxes (Inception Date: 4/1/13)	-2.42%	2.71%	—	2.97%
Class R6 return before taxes (Inception Date: 4/1/13)	-2.62%	2.88%	—	3.20%
ICE BofAML US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)*	-2.27%	3.83%	11.02%	4.10%
ICE BofAML BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)*	-2.04%	3.87%	9.98%	4.03%

* The Fund changed its broad-based securities index to the ICE BofAML US High Yield Constrained Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
John P. McCarthy, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	October 2019
Adam H. Brown, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	October 2019
Craig C. Dembek, CFA	Executive Director, Global Head of Credit Research	October 2019
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	October 2019

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain

Summary prospectus
Delaware Fund for Income

eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SMPR-QIV  [12/31] [10/19]